Investor Shares [Member] Expense Example - Investor - Western Asset Institutional U.S. Treasury Reserves - Investor Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	171
Expense Example, with Redemption, 10 Years	$ 396